JPMorgan U.S. Quality Factor ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.5%
Lockheed Martin Corp.	41,717	17,913,697
Automobiles & Parts — 0.2%
Gentex Corp.	53,451	1,770,832
LKQ Corp.	99,686	4,652,345
		6,423,177
Banks — 0.1%
Commerce Bancshares, Inc.	96,838	5,047,204
Beverages — 0.8%
Coca-Cola Co. (The)	467,675	27,821,986
Chemicals — 1.3%
CF Industries Holdings, Inc.	81,252	6,135,338
Linde plc	77,501	31,374,730
Olin Corp.	87,795	4,571,486
		42,081,554
Construction & Materials — 1.1%
A O Smith Corp.	56,890	4,415,233
Acuity Brands, Inc.	14,365	3,421,169
Advanced Drainage Systems, Inc.	40,131	5,233,885
Builders FirstSource, Inc. *	38,766	6,734,817
Eagle Materials, Inc.	19,178	4,339,598
Fortune Brands Innovations, Inc.	70,365	5,459,620
Watsco, Inc. (a)	18,693	7,308,589
		36,912,911
Consumer Services — 1.3%
Copart, Inc. *	239,384	11,500,007
eBay, Inc.	221,201	9,084,725
Grand Canyon Education, Inc. *	49,288	6,436,520
H&R Block, Inc. (a)	154,278	7,226,382
Rollins, Inc.	174,671	7,565,001
		41,812,635
Electricity — 0.7%
Consolidated Edison, Inc.	99,211	9,018,280
Evergy, Inc.	84,618	4,296,056
Hawaiian Electric Industries, Inc.	125,715	1,630,523
IDACORP, Inc. (a)	7,061	653,707
OGE Energy Corp.	192,694	6,405,149
Public Service Enterprise Group, Inc.	53,113	3,080,023
		25,083,738
Electronic & Electrical Equipment — 0.9%
Donaldson Co., Inc.	80,095	5,173,336
IDEX Corp.	32,914	6,961,311
Keysight Technologies, Inc. *	56,924	8,724,172
Mettler-Toledo International, Inc. *	6,744	8,073,850
		28,932,669

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — 1.5%
FactSet Research Systems, Inc.	18,864	8,977,755
Moody's Corp.	38,009	14,901,049
S&P Global, Inc.	57,118	25,608,855
		49,487,659
Food Producers — 0.2%
General Mills, Inc.	5,105	331,365
Hershey Co. (The)	36,864	7,134,659
		7,466,024
Gas, Water & Multi-utilities — 0.6%
Atmos Energy Corp.	74,705	8,511,888
National Fuel Gas Co.	104,803	4,942,509
WEC Energy Group, Inc.	95,208	7,688,998
		21,143,395
General Industrials — 0.7%
3M Co.	97,846	9,231,770
Illinois Tool Works, Inc.	60,010	15,656,609
		24,888,379
Health Care Providers — 0.4%
Chemed Corp.	12,945	7,673,667
DaVita, Inc. *	48,490	5,244,678
Premier, Inc., Class A	38,223	826,381
		13,744,726
Household Goods & Home Construction — 0.6%
Lennar Corp., Class A	53,795	8,061,181
NVR, Inc. *	1,384	9,792,201
PulteGroup, Inc.	19,414	2,029,928
		19,883,310
Industrial Engineering — 0.6%
Graco, Inc.	88,640	7,560,992
Lincoln Electric Holdings, Inc.	35,398	7,866,143
Nordson Corp.	15,387	3,873,216
		19,300,351
Industrial Metals & Mining — 0.5%
Fastenal Co.	39,557	2,698,974
Reliance Steel & Aluminum Co.	27,984	7,987,193
Southern Copper Corp. (Mexico)	73,145	6,005,205
		16,691,372
Industrial Support Services — 7.1%
Accenture plc, Class A	97,414	35,447,006
Automatic Data Processing, Inc.	72,828	17,899,666
Cintas Corp.	22,752	13,755,177
Jack Henry & Associates, Inc.	30,604	5,075,061
Mastercard, Inc., Class A	126,016	56,610,168
MSC Industrial Direct Co., Inc., Class A	50,347	4,968,242

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Paychex, Inc.	93,471	11,378,225
Verisk Analytics, Inc.	44,812	10,823,442
Visa, Inc., Class A (a)	237,504	64,900,343
Western Union Co. (The)	444,393	5,586,020
WW Grainger, Inc.	13,084	11,718,554
		238,161,904
Industrial Transportation — 1.7%
Allison Transmission Holdings, Inc.	76,256	4,616,538
CH Robinson Worldwide, Inc. (a)	77,468	6,514,284
Expeditors International of Washington, Inc.	71,734	9,062,156
Landstar System, Inc.	40,226	7,712,129
Union Pacific Corp.	105,595	25,757,789
United Parcel Service, Inc., Class B	11,129	1,579,205
		55,242,101
Investment Banking & Brokerage Services — 4.2%
Ameriprise Financial, Inc.	25,121	9,717,556
Berkshire Hathaway, Inc., Class B *	165,373	63,460,235
BlackRock, Inc.	23,191	17,957,023
Broadridge Financial Solutions, Inc.	47,650	9,730,130
Cboe Global Markets, Inc.	39,915	7,338,373
Intercontinental Exchange, Inc.	93,282	11,877,597
MarketAxess Holdings, Inc.	9,287	2,094,311
Nasdaq, Inc.	145,003	8,376,823
SEI Investments Co.	117,861	7,453,530
Virtu Financial, Inc., Class A	77,250	1,297,028
		139,302,606
Leisure Goods — 0.7%
Electronic Arts, Inc.	81,516	11,214,971
Pool Corp.	22,512	8,357,580
YETI Holdings, Inc. * (a)	96,535	4,244,644
		23,817,195
Life Insurance — 0.6%
Aflac, Inc.	154,426	13,024,289
Globe Life, Inc.	56,125	6,893,272
Principal Financial Group, Inc.	4,380	346,458
		20,264,019
Media — 0.1%
Sirius XM Holdings, Inc. (a)	941,154	4,790,474
Medical Equipment & Services — 1.6%
Abbott Laboratories	185,342	20,971,447
Agilent Technologies, Inc.	29,643	3,856,554
Bio-Techne Corp.	17,923	1,260,345
Edwards Lifesciences Corp. *	138,050	10,832,784

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Hologic, Inc. *	92,374	6,876,321
IDEXX Laboratories, Inc. *	21,439	11,042,800
		54,840,251
Non-life Insurance — 3.5%
American Financial Group, Inc.	34,024	4,096,490
Aon plc, Class A	45,638	13,619,748
Arch Capital Group Ltd. *	123,439	10,175,077
Arthur J Gallagher & Co.	53,484	12,416,845
Brown & Brown, Inc.	116,019	8,998,434
Chubb Ltd.	58,314	14,286,930
Fidelity National Financial, Inc.	116,415	5,824,242
Marsh & McLennan Cos., Inc.	97,769	18,951,543
Progressive Corp. (The)	34,155	6,088,129
Travelers Cos., Inc. (The)	60,595	12,807,359
WR Berkley Corp.	108,742	8,903,795
		116,168,592
Non-Renewable Energy — 3.8%
Antero Midstream Corp.	81,389	996,201
APA Corp.	136,620	4,280,305
Chevron Corp.	217,972	32,135,612
ConocoPhillips	125,650	14,056,465
Coterra Energy, Inc.	322,525	8,024,422
EOG Resources, Inc. (a)	99,463	11,317,895
Exxon Mobil Corp.	404,023	41,537,605
Marathon Petroleum Corp.	10,839	1,794,938
Pioneer Natural Resources Co.	36,848	8,468,776
Texas Pacific Land Corp. (a)	2,507	3,663,554
		126,275,773
Personal Care, Drug & Grocery Stores — 3.2%
Church & Dwight Co., Inc.	53,724	5,364,341
Clorox Co. (The)	56,900	8,264,725
Colgate-Palmolive Co.	176,743	14,881,761
Kimberly-Clark Corp.	94,493	11,430,818
McKesson Corp.	31,558	15,775,529
Procter & Gamble Co. (The)	332,026	52,174,566
		107,891,740
Personal Goods — 0.8%
Carter's, Inc.	89,926	6,802,003
Deckers Outdoor Corp. *	12,633	9,521,871
Skechers U.S.A., Inc., Class A *	68,958	4,305,737
Tapestry, Inc.	145,187	5,631,804
		26,261,415
Pharmaceuticals, Biotechnology & Marijuana Producers — 10.3%
AbbVie, Inc.	279,307	45,918,071
Amgen, Inc.	91,752	28,833,984

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Bristol-Myers Squibb Co.	396,702	19,386,827
Eli Lilly & Co.	106,899	69,015,063
Gilead Sciences, Inc.	247,432	19,364,028
Incyte Corp. *	122,492	7,198,855
Johnson & Johnson	279,853	44,468,642
Medpace Holdings, Inc. *	25,825	7,530,053
Merck & Co., Inc.	387,520	46,804,666
Regeneron Pharmaceuticals, Inc. *	16,909	15,941,467
Vertex Pharmaceuticals, Inc. *	51,853	22,472,053
Zoetis, Inc. (a)	84,224	15,818,109
		342,751,818
Precious Metals & Mining — 0.0% ^
Newmont Corp.	32,914	1,135,862
Real Estate Investment & Services — 0.2%
CoStar Group, Inc. *	89,002	7,429,887
Real Estate Investment Trusts — 2.5%
Camden Property Trust	34,019	3,192,343
Crown Castle, Inc.	46,045	4,984,371
CubeSmart	43,898	1,897,271
Equity LifeStyle Properties, Inc.	76,120	5,152,563
Equity Residential	45,451	2,735,696
Extra Space Storage, Inc.	60,260	8,703,954
Gaming and Leisure Properties, Inc.	51,000	2,328,150
Host Hotels & Resorts, Inc.	446,195	8,575,868
Lamar Advertising Co., Class A	71,390	7,473,105
Mid-America Apartment Communities, Inc.	54,084	6,835,136
Public Storage	44,409	12,576,185
Simon Property Group, Inc.	62,442	8,655,086
Weyerhaeuser Co.	269,747	8,839,609
		81,949,337
Retailers — 6.0%
AutoZone, Inc. *	4,726	13,053,826
Best Buy Co., Inc.	63,377	4,594,199
Costco Wholesale Corp.	69,684	48,422,018
Dick's Sporting Goods, Inc. (a)	32,879	4,901,273
Home Depot, Inc. (The)	153,178	54,065,707
O'Reilly Automotive, Inc. *	14,278	14,607,108
Ross Stores, Inc.	92,134	12,924,557
TJX Cos., Inc. (The)	224,024	21,262,118
Tractor Supply Co. (a)	15,717	3,530,038
Ulta Beauty, Inc. *	15,744	7,904,275
Walmart, Inc.	33,622	5,556,035
Williams-Sonoma, Inc. (a)	40,363	7,805,801
		198,626,955
Software & Computer Services — 20.3%
Adobe, Inc. *	71,377	44,095,283

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Akamai Technologies, Inc. *	73,683	9,079,956
Alphabet, Inc., Class A *	473,535	66,342,254
Amdocs Ltd.	88,847	8,145,493
ANSYS, Inc. *	20,389	6,684,126
Aspen Technology, Inc. *	8,675	1,665,513
Atlassian Corp., Class A *	52,721	13,168,124
Autodesk, Inc. *	56,422	14,320,468
Bentley Systems, Inc., Class B	84,531	4,260,362
Cadence Design Systems, Inc. *	59,201	17,077,121
Cognizant Technology Solutions Corp., Class A	155,066	11,958,690
Crowdstrike Holdings, Inc., Class A *	55,088	16,113,240
Datadog, Inc., Class A *	89,149	11,093,702
DocuSign, Inc. *	162,938	9,926,183
Dolby Laboratories, Inc., Class A	79,539	6,616,054
DoorDash, Inc., Class A *	105,550	10,998,310
DoubleVerify Holdings, Inc. *	110,129	4,406,261
Dropbox, Inc., Class A * (a)	251,829	7,977,943
Dynatrace, Inc. *	145,835	8,312,595
EPAM Systems, Inc. *	20,789	5,781,629
F5, Inc. *	44,142	8,108,885
Fortinet, Inc. *	206,763	13,334,146
Gartner, Inc. *	24,380	11,152,387
GoDaddy, Inc., Class A *	80,956	8,634,767
HubSpot, Inc. *	18,195	11,117,145
Intuit, Inc.	47,374	29,908,627
Manhattan Associates, Inc. *	35,595	8,633,923
Meta Platforms, Inc., Class A *	192,238	74,999,733
Microsoft Corp.	166,712	66,281,357
Palantir Technologies, Inc., Class A *	424,648	6,832,586
Palo Alto Networks, Inc. *	61,998	20,986,943
Paycom Software, Inc.	40,565	7,717,086
Pinterest, Inc., Class A *	191,185	7,163,702
RingCentral, Inc., Class A *	200,294	6,787,964
Salesforce, Inc. *	150,495	42,302,640
Science Applications International Corp.	48,458	6,186,148
ServiceNow, Inc. *	36,238	27,736,565
Splunk, Inc. *	62,077	9,520,750
Synopsys, Inc. *	31,745	16,931,196
Teradata Corp. *	143,852	6,643,085
VeriSign, Inc. *	40,581	8,070,749
		677,073,691
Technology Hardware & Equipment — 12.7%
Amphenol Corp., Class A	145,564	14,716,520
Analog Devices, Inc.	100,655	19,361,996
Apple, Inc.	326,501	60,206,784
Applied Materials, Inc.	152,857	25,114,405
Broadcom, Inc.	64,334	75,914,120

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
CDW Corp.	33,394	7,571,088
Cirrus Logic, Inc. *	11,039	852,211
IPG Photonics Corp. *	44,206	4,327,325
Jabil, Inc.	45,975	5,760,208
KLA Corp.	29,713	17,650,711
Lam Research Corp.	26,241	21,653,286
Lattice Semiconductor Corp. *	121,965	7,422,790
Microchip Technology, Inc.	145,707	12,411,322
NetApp, Inc.	67,833	5,915,038
NVIDIA Corp.	133,523	82,152,696
Pure Storage, Inc., Class A *	226,644	9,063,494
Qorvo, Inc. *	67,569	6,739,332
QUALCOMM, Inc.	197,238	29,291,815
Skyworks Solutions, Inc.	84,927	8,871,474
Teradyne, Inc.	87,198	8,422,455
		423,419,070
Telecommunications Equipment — 1.2%
Cisco Systems, Inc.	670,713	33,656,378
Motorola Solutions, Inc.	19,823	6,333,449
		39,989,827
Telecommunications Service Providers — 1.0%
AT&T, Inc.	546,564	9,668,717
Verizon Communications, Inc.	553,467	23,439,328
		33,108,045
Tobacco — 0.5%
Altria Group, Inc.	378,674	15,192,401
Travel & Leisure — 4.7%
Airbnb, Inc., Class A *	84,510	12,181,271
Booking Holdings, Inc. *	6,744	23,654,378
Boyd Gaming Corp.	56,066	3,559,630
Choice Hotels International, Inc. (a)	47,109	5,705,842
Darden Restaurants, Inc.	51,567	8,383,763
Expedia Group, Inc. *	61,882	9,178,957
Live Nation Entertainment, Inc. *	76,245	6,774,368
Madison Square Garden Sports Corp. *	33,847	6,265,080
Marriott International, Inc., Class A	61,920	14,844,082
McDonald's Corp.	116,941	34,230,969
Starbucks Corp.	209,208	19,462,620
Wyndham Hotels & Resorts, Inc.	40,087	3,123,980
Yum! Brands, Inc.	79,238	10,260,529
		157,625,469
Waste & Disposal Services — 1.1%
Clean Harbors, Inc. *	44,196	7,423,160

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Waste & Disposal Services — continued
Republic Services, Inc.	65,724	11,246,691
Waste Management, Inc.	90,275	16,757,748
		35,427,599
Total Common Stocks (Cost $2,993,795,812)		3,331,380,818
Short-Term Investments — 3.3%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c)(Cost $3,378,882)	3,378,882	3,378,882
Investment of Cash Collateral from Securities Loaned — 3.2%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.51% (b) (c)	92,397,957	92,434,916
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c)	13,788,264	13,788,264
Total Investment of Cash Collateral from Securities Loaned (Cost $106,214,096)		106,223,180
Total Short-Term Investments (Cost $109,592,978)		109,602,062
Total Investments — 103.1% (Cost $3,103,388,790)		3,440,982,880
Liabilities in Excess of Other Assets — (3.1)%		(103,746,749)
NET ASSETS — 100.0%		3,337,236,131

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $102,297,257.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	16	03/15/2024	USD	3,895,200	139,828

Abbreviations
USD	United States Dollar

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,440,982,880	$—	$—	$3,440,982,880
Appreciation in Other Financial Instruments
Futures Contracts (a)	$139,828	$—	$—	$139,828

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	$84,512,218	$66,000,000	$58,093,601	$3,417	$12,882	$92,434,916	92,397,956	$1,157,540	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	10,755,358	42,581,102	39,548,196	—	—	13,788,264	13,788,264	148,548	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	1,995,808	23,614,044	22,230,970	—	—	3,378,882	3,378,882	84,335	—
Total	$97,263,384	$132,195,146	$119,872,767	$3,417	$12,882	$109,602,062		$1,390,423	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.